Regulatory Capital Requirements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Schedule of regulatory capital requirements

At June 30, 2019 and December 31, 2018, the regulatory capital requirements and regulatory capital for TWL, DW, TWD, TEL, TWJ and TWEU were as follows (in thousands):

As of June 30, 2019	TWL	DW	TWD	TEL	TWJ	TWEU
Regulatory Capital	$21,837	$42,786	$25,858	$47,555	$12,286	$6,472
Regulatory Capital Requirement	1,615	1,559	386	17,515	4,368	6,472
Excess Regulatory Capital	$20,222	$41,227	$25,472	$30,040	$7,918	$—

As of December 31, 2018	TWL	DW	TWD	TEL	TWJ
Regulatory Capital	$18,986	$41,164	$24,042	$46,157	$10,592
Regulatory Capital Requirement	2,698	1,803	599	17,493	3,413
Excess Regulatory Capital	$16,288	$39,361	$23,443	$28,664	$7,179

Schedule of financial resources and liquid financial resources

The required and maintained financial resources and liquid financial assets at June 30, 2019 and December 31, 2018 are as follows (in thousands):

	As of June 30, 2019		As of December 31, 2018
	TW SEF	DW SEF	TW SEF	DW SEF
Financial Resources	$30,137	$15,032	$31,232	$17,837
Required Financial Resources	10,500	5,589	10,500	5,169
Excess Financial Resources	$19,637	$9,443	$20,732	$12,668

Liquid Financial Assets	$16,961	$8,719	$16,662	$11,888
Required Liquid Financial Assets	5,250	2,795	5,250	2,585
Excess Liquid Financial Assets	$11,711	$5,924	$11,412	$9,303

Tradeweb Markets LLC
Entity Information [Line Items]
Schedule of regulatory capital requirements

At December 31, 2018 and December 31, 2017, the regulatory capital requirements and regulatory capital for TWL, DW, TWD, TEL and TWJ were as follows (in thousands):

Predecessor	TWL	DW	TWD	TEL	TWJ
As of December 31, 2017
Regulatory Capital	$22,551	$35,546	$16,965	$31,509	$5,326
Regulatory Capital Requirement	1,589	1,612	378	18,034	961
Excess Regulatory Capital	$20,962	$33,934	$16,587	$13,475	$4,365

Successor	TWL	DW	TWD	TEL	TWJ
As of December 31, 2018
Regulatory Capital	$18,986	$41,164	$24,042	$46,157	$10,592
Regulatory Capital Requirement	2,698	1,803	599	17,493	3,413
Excess Regulatory Capital	$16,288	$39,361	$23,443	$28,664	$7,179

Schedule of financial resources and liquid financial resources

The required and maintained financial resources and liquid financial assets at December 31, 2018 and December 31, 2017 are as follows (in thousands):

	Successor		Predecessor
	As of December 31, 2018		As of December 31, 2017
	TW SEF	DW SEF	TW SEF	DW SEF
Financial Resources	$31,232	$17,837	$23,349	$20,069
Required Financial Resources	10,500	5,169	10,500	5,875
Excess Financial Resources	$20,732	$12,668	$12,849	$14,194

Liquid Financial Assets	$16,662	$11,888	$14,084	$13,865
Required Liquid Financial Assets	5,250	2,585	5,250	2,893
Excess Liquid Financial Assets	$11,412	$9,303	$8,834	$10,972